FORM N-SAR

SEMI-ANNUAL REPORT

FOR REGISTERED INVESTMENT COMPANIES

Report for six month period ending:                    /    /    (a)

or fiscal year ending:                            12/31/08 (b)

Is this a transition report?:     (Y/N)           N

Is this an amendment to a previous filing?    (Y/N)           N

Those items or sub-items with a box “[/]” after the item number should be completed only if the answer has changed from the previous filing on this form.

1.	A.	Registrant Name:	American General Life Insurance Company Separate Account VUL-2

	B.	File Number:	811-06366

	C.	Telephone Number:	(713) 831-3216

2.	A.	Street:	2727-A Allen Parkway

	B.	City: Houston C. State: TX D. Zip Code: 77019 Zip Ext: 2191

	E.	Foreign Country:	Foreign Postal Code:

3.	Is this the first filing on this form by Registrant? (Y/N)			N

4.	Is this the last filing on this form by Registrant? (Y/N)			N

5.	Is Registrant a small business investment company (SBIC)? (Y/N)			N

[If answer is “Y” (Yes), complete only items 89 through 110.]

6.	Is Registrant a unit investment trust (UIT)? (Y/N)

	[If answer is “Y” (Yes) complete only items 111 through 132.]			Y

7.	A.	Is Registrant a series or multiple portfolio company? (Y/N)

[If answer is “N” (No), go to item 8.]

	B.	How many separate series or portfolios did Registrant have at the end of the period		_____________

01	SEC 2100(10-93)

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For period ending 12/31/08	If filing more than one
Page 47, “X” box: [ ]
File number 811- 06366

UNIT INVESTMENT TRUSTS

111.	A.	[/]	Depositor Name: American General Life Insurance Company

	B.	[/]	File Number (If any):

	C.	[/]	City: Houston State: TX Zip Code: 77019 Zip Ext.:

		[/]	Foreign Country: Foreign Postal Code:

111.	A.	[/]	Depositor Name:

	B.	[/]	File Number (If any):

	C.	[/]	City: State: Zip Code: Zip Ext.:

		[/]	Foreign Country: Foreign Postal Code:

112.	A.	[/]	Sponsor Name: American General Life Insurance Company

	B.	[/]	File Number (If any):

	C.	[/]	City: Houston State: TX Zip Code: 77019 Zip Ext.:

		[/]	Foreign Country: Foreign Postal Code:

112.	A.	[/]	Sponsor Name:

	B.	[/]	File Number (If any):

	C.	[/]	City: State: Zip Code: Zip Ext.:

		[/]	Foreign Country: Foreign Postal Code:

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For period ending 12/31/08	If filing more than one
Page 48, “X” box: [ ]
File number 811- 06366

113.	A.	[/]	Trustee Name:

	B.	[/]	City: State: Zip Code: Zip Ext.:

		[/]	Foreign Country: Foreign Postal Code:

113.	A.	[/]	Trustee Name:

	B.	[/]	City: State: Zip Code: Zip Ext.:

		[/]	Foreign Country: Foreign Postal Code:

114.	A.	[/]	Principal Underwriter Name: American General Equity Services Corporation

	B.	[/]	File Number: 8-15847

	C.	[/]	City: Houston State: TX Zip Code: 77019 Zip Ext.:

		[/]	Foreign Country: Foreign Postal Code:

114.	A.	[/]	Principal Underwriter Name:

	B.	[/]	File Number:

	C.	[/]	City: State: Zip Code: Zip Ext.:

		[/]	Foreign Country: Foreign Postal Code:

115.	A.	[/]	Independent Public Accountant Name: PricewaterhouseCoopers LLP

	B.	[/]	City: Houston State: TX Zip Code: 77002 Zip Ext.:

		[/]	Foreign Country: Foreign Postal Code:

115.	A.	[/]	Independent Public Accountant Name:

	B.	[/]	City: State: Zip Code: Zip Ext.:

		[/]	Foreign Country: Foreign Postal Code:

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For period ending 12/31/08	If filing more than one
Page 49, “X” box: [ ]
File number 811- 06366

116.	Family of investment companies information:

	A.	[/]	Is Registrant part of a family of investment companies? (Y/N)	Y
Y/N
	B.	[/]	Identify the family in 10 letters AGLSEPACCT

(NOTE: In filing this form, use this identification consistently for all investment companies in family. This designation is for purposes of this form only.)

117.	A.	[/]	Is Registrant a separate account of an insurance company? (Y/N)
Y
Y/N
If answer is “Y” (Yes), are any of the following types of contracts funded by the Registrant?:

	B.	[/]	Variable annuity contracts? (Y/N)	N
Y/N

	C.	[/]	Scheduled premium variable life contracts? (Y/N)	N
Y/N

	D.	[/]	Flexible premium variable life contracts? (Y/N)	Y
Y/N

	E.	[/]	Other types of insurance products registered
			under the Securities Act of 1933? (Y/N)	N
Y/N

118.	[/]	State the number of series existing at the end of the period that had securities registered under the Securities Act of 1933		1

119.	[/]	State the number of new series for which registration statements under the Securities Act of 1933 became effective during the period		0

120.	[/]	State the total value of the portfolio securities on the date of deposit for the new series included in item 119 ($000’s omitted)		$ 0

121.	[/]	State the number of series for which a current prospectus was in existence at the end of the period		1

122.	[/]	State the number of existing series for which additional units were registered under the Securities Act of 1933 during the current period		0

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For period ending 12/31/08	If filing more than one
Page 50, “X” box: [ ]
File number 811- 06366

123.	[ / ]	State the total value of the additional units considered in answering item 122 ($000’s omitted)	$ 0

124.	[ / ]	State the total value of units of prior series that were placed in the portfolios of subsequent series during the current period (the value of these units is to be measured on the date they were placed in the subsequent series) ($000’s omitted)	$ 0

125.	[ / ]	State the total dollar amount of sales loads collected (before reallowances to other brokers or dealers) by Registrant’s principal underwriter and any underwriter which is an affiliated person of the principal underwriter during the current period solely from the sale of units of all series of Registrant ($000’s omitted)	$ 1,842

126.	[ / ]	Of the amount shown in item 125, state the total dollar amount of sales loads collected from secondary market operations in Registrant’s units (include the sales loads, if any, collected on units of a prior series placed in the portfolio of a subsequent series.) ($000’s omitted)	$ 0

127.	[ / ]	List opposite the appropriate description below the number of series whose portfolios are invested primarily (based upon a percentage of NAV) in each type of security shown, the aggregate total assets at market value as of a date at or near the end of the current period of each such group of series and the total income distributions made by each such group of series during the current period (excluding distributions of realized gains, if any):



         		Number of Series Investing	Total Assets ($000’s omitted)		Total Income Distributions ($000’s omitted)
A.	U.S. Treasury direct issue	____	$		$

B.	U.S. Government agency	____	$		$

C.	State and municipal tax-free	____	$		$

D.	Public utility debt	____	$		$

E.	Brokers or dealers debt or debt of brokers’ or dealers’ parent	____	$		$

F.	All other corporate intermed. & long-term debt	____	$		$

G.	All other corporate short-term debt	____	$		$

H.	Equity securities of brokers or dealers or parents of brokers or dealers	____	$		$

I.	Investment company equity securities	____	$		$

J.	All other equity securities	1		$236,441		$5,888

K.	Other securities	____	$		$

L.	Total assets of all series of registrant	1		$236,441		$5,888



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For period ending 12/31/08	If filing more than one
Page 51, “X” box: [ ]
File number 811- 06366

128.	[ / ]	Is the timely payment of principal and interest on any of the portfolio securities held by any of Registrant’s series at the end of the current period insured or guaranteed by an entity other than the issuer? (Y/N)	N
Y/N
[If answer is “N” (No), go to item 131.]

129.	[ / ]	Is the issuer of any instrument covered in item 128 delinquent or in default as to payment of principal or interest at the end of the current period? (Y/N)	_____
Y/N
[If answer is “N” (No), go to item 131.]

130.	[ / ]	In computations of NAV or offering price per unit, is any part of the value attributed to instruments identified in item 129 derived from insurance or guarantees? (Y/N)	_____
Y/N

131.	[ / ]	Total expenses incurred by all series of Registrant during the current reporting period ($000’s omitted)	$2,682

132.	[ / ]	List the “811” (Investment Company Act of 1940) registration number for all Series of Registrant that are being included in this filing:

811-	811-	811-	811-	811-
811-	811-	811-	811-	811-
811-	811-	811-	811-	811-
811-	811-	811-	811-	811-
811-	811-	811-	811-	811-
811-	811-	811-	811-	811-
811-	811-	811-	811-	811-
811-	811-	811-	811-	811-


SIGNATURES

This Report is signed on behalf of the registrant in the City of Houston and the State of Texas on this 26th day of February, 2009.

AMERICAN GENERAL LIFE INSURANCE
COMPANY SEPARATE ACCOUNT VUL-2
(Name of Registrant)

BY:	AMERICAN GENERAL LIFE INSURANCE COMPANY
(Name of Depositor)

By:	/s/ EDWARD F. BACON	Witness:	/s/ LAUREN W. JONES
	Edward F. Bacon		Lauren W. Jones
	Vice President		Assistant Secretary
	American General Life		American General Life
	Insurance Company		Insurance Company